Wilton Reassurance Life Co of New York Variable Annuity Account

Financial Statements as of December 31, 2022 and for the years ended December 31, 2022 and 2021, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Company of New York and the contractholders of Wilton Reassurance Life Co of New York Variable Annuity Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets for each of the sub-accounts of Wilton Reassurance Life Co of New York Variable Annuity Account (the “Account”) listed in Appendix A as of December 31, 2022, the related statement of operations, statements of changes in net assets, and financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2022, and the results of their operations, changes in their net assets, and financial highlights for each of the periods presented in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

April 3, 2023

We have served as the auditor of Wilton Reassurance Life Co of New York Variable Annuity Account since 1999.

APPENDIX A

Wilton Reassurance Life Co of New York

Variable Annuity Account

Sub- account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
DWS Bond VIP Class A	—	—	For the Period January 01, 2021 to October 28, 2021#	Three Years ended December 31, 2020 and for the Period January 01, 2021 to October 28, 2021#
DWS Capital Growth VIP Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Core Equity VIP Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS CROCI® International VIP Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Global Income Builder VIP Class A II	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Global Small Cap VIP Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Government Money Market VIP Class A II	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Small Mid Cap Growth VIP Class A II	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

# represents the date sub-account ceased operations

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS

As of December 31, 2022

	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A	DWS Government Money Market VIP Class A II
ASSETS
Investments, at fair value	$7,183,543	$3,231,030	$1,583,585	$3,744,569	$1,464,277	$681,978

Total assets	$7,183,543	$3,231,030	$1,583,585	$3,744,569	$1,464,277	$681,978

NET ASSETS
Accumulation units	$7,183,543	$3,231,030	$1,583,585	$3,744,569	$1,464,277	$681,978

Total net assets	$7,183,543	$3,231,030	$1,583,585	$3,744,569	$1,464,277	$681,978

FUND SHARE INFORMATION
Number of shares	251,349	308,599	244,004	185,191	171,863	681,978

Cost of investments	$6,668,801	$3,160,342	$1,945,314	$4,144,716	$2,060,729	$681,978

ACCUMULATION UNIT VALUE	$228.76	$103.89	$50.18	$20.42	$61.07	$10.25

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A	DWS Government Money Market VIP Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$7,712	$27,351	$52,075	$123,795	$8,813	$7,464
Charges from Wilton Reassurance Life Company of New York
Mortality and expense risk	(33,517)	(13,710)	(6,449)	(16,949)	(6,369)	(2,600)
Contract Administration	(25,125)	(10,277)	(4,834)	(12,706)	(4,774)	(1,949)

Net investment income (loss)	(50,930)	3,364	40,792	94,140	(2,330)	2,915

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	469,149	70,358	41,622	495,619	37,788	50,041
Cost of investments sold	368,601	64,782	52,317	503,033	46,425	50,041

Realized gains (losses) on fund shares	100,548	5,576	(10,695)	(7,414)	(8,637)	—
Realized gain distributions	1,358,729	482,507	—	359,163	282,918	—

Net realized gains (losses)	1,459,277	488,083	(10,695)	351,749	274,281	—
Change in unrealized gains (losses)	(4,793,482)	(1,120,208)	(288,430)	(1,193,906)	(753,397)	1

Net realized and change in unrealized gains (losses) on investments	(3,334,205)	(632,125)	(299,125)	(842,157)	(479,116)	1

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(3,385,135)	$(628,761)	$(258,333)	$(748,017)	$(481,446)	$2,916

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS

As of December 31, 2022

DWS Small Mid Cap Growth VIP Class A II

ASSETS
Investments, at fair value	$192,963

Total assets	$192,963

NET ASSETS
Accumulation units	$192,963

Total net assets	$192,963

FUND SHARE INFORMATION
Number of shares	16,121

Cost of investments	$266,218

ACCUMULATION UNIT VALUE	$26.14

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2022

DWS Small Mid Cap Growth VIP Class A II

NET INVESTMENT INCOME (LOSS)
Dividends	$—
Charges from Wilton Reassurance Life Company of New York
Mortality and expense risk	(870)
Contract Administration	(652)

Net investment income (loss)	(1,522)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,072
Cost of investments sold	12,323

Realized gains (losses) on fund shares	(3,251)
Realized gain distributions	26,579

Net realized gains (losses)	23,328
Change in unrealized gains (losses)	(100,805)

Net realized and change in unrealized gains (losses) on investments	(77,477)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(78,999)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022

	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A	DWS CROCI® International VIP Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(50,930)	$3,364	$40,792
Net realized gains (losses)	1,459,277	488,083	(10,695)
Change in unrealized gains (losses)	(4,793,482)	(1,120,208)	(288,430)

Increase (decrease) in net assets from operations	(3,385,135)	(628,761)	(258,333)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	825	825	660
Transfers for contract benefits and terminations	(388,450)	(43,956)	(29,862)
Transfers among the sub-accounts and with the Fixed Account - net	(20,342)	(2,046)	581

Increase (decrease) in net assets from contract transactions	(407,967)	(45,177)	(28,621)

INCREASE (DECREASE) IN NET ASSETS	(3,793,102)	(673,938)	(286,954)
NET ASSETS AT BEGINNING OF PERIOD	10,976,645	3,904,968	1,870,539

NET ASSETS AT END OF PERIOD	$7,183,543	$3,231,030	$1,583,585

Accumulation Units outstanding at beginning of period	33,002	31,530	32,135
Units issued	10	10	37
Units redeemed	(1,610)	(439)	(615)

Accumulation Units outstanding at end of period	31,402	31,101	31,557

	2022

	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A	DWS Government Money Market VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$94,140	$(2,330)	$2,915
Net realized gains (losses)	351,749	274,281	—
Change in unrealized gains (losses)	(1,193,906)	(753,397)	1

Increase (decrease) in net assets from operations	(748,017)	(481,446)	2,916

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	660	330	—
Transfers for contract benefits and terminations	(194,887)	(16,662)	(21,006)
Transfers among the sub-accounts and with the Fixed Account - net	(270,290)	(7,861)	83,614

Increase (decrease) in net assets from contract transactions	(464,517)	(24,193)	62,608

INCREASE (DECREASE) IN NET ASSETS	(1,212,534)	(505,639)	65,524
NET ASSETS AT BEGINNING OF PERIOD	4,957,103	1,969,916	616,454

NET ASSETS AT END OF PERIOD	$3,744,569	$1,464,277	$681,978

Accumulation Units outstanding at beginning of period	204,961	24,328	60,480
Units issued	63	37	10,622
Units redeemed	(21,639)	(387)	(4,596)

Accumulation Units outstanding at end of period	183,385	23,978	66,506

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

2022
DWS Small Mid Cap Growth VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,522)
Net realized gains (losses)	23,328
Change in unrealized gains (losses)	(100,805)

Increase (decrease) in net assets from operations	(78,999)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	—
Transfers for contract benefits and terminations	(2,925)
Transfers among the sub-accounts and with the Fixed Account - net	(1,813)

Increase (decrease) in net assets from contract transactions	(4,738)

INCREASE (DECREASE) IN NET ASSETS	(83,737)
NET ASSETS AT BEGINNING OF PERIOD	276,700

NET ASSETS AT END OF PERIOD	$192,963

Accumulation Units outstanding at beginning of period	7,565
Units issued	93
Units redeemed	(278)

Accumulation Units outstanding at end of period	7,380

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	DWS Bond VIP Class A	DWS Capital Growth VIP Class A	DWS Core Equity VIP Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$4,697	$(50,980)	$3,456
Net realized gains (losses)	(7,780)	977,813	312,330
Change in unrealized gains (losses)	449	1,129,051	511,683

Increase (decrease) in net assets from operations	(2,634)	2,055,884	827,469

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	—	825	825
Transfers for contract benefits and terminations	(22,265)	(720,480)	(270,145)
Transfers among the sub-accounts and with the Fixed Account - net	(292,569)	(139,548)	(256,310)

Increase (decrease) in net assets from contract transactions	(314,834)	(859,203)	(525,630)

INCREASE (DECREASE) IN NET ASSETS	(317,468)	1,196,681	301,839
NET ASSETS AT BEGINNING OF PERIOD	317,468	9,779,964	3,603,129

NET ASSETS AT END OF PERIOD	$—	$10,976,645	$3,904,968

Accumulation Units outstanding at beginning of period	6,018	35,850	36,199
Units Issued	75	6	86
Units Redeemed	(6,093)	(2,854)	(4,755)

Accumulation Units outstanding at end of period	—	33,002	31,530

	2021
	DWS CROCI® International VIP Class A	DWS Global Income Builder VIP Class A II	DWS Global Small Cap VIP Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$31,747	$73,024	$(6,639)
Net realized gains (losses)	(3,565)	74,965	(607)
Change in unrealized gains (losses)	121,401	294,996	261,872

Increase (decrease) in net assets from operations	149,583	442,985	254,626

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	660	660	330
Transfers for contract benefits and terminations	(50,254)	(41,813)	(10,287)
Transfers among the sub-accounts and with the Fixed Account - net	8,800	233,782	(4,069)

Increase (decrease) in net assets from contract transactions	(40,794)	192,629	(14,026)

INCREASE (DECREASE) IN NET ASSETS	108,789	635,614	240,600
NET ASSETS AT BEGINNING OF PERIOD	1,761,750	4,321,489	1,729,316

NET ASSETS AT END OF PERIOD	$1,870,539	$4,957,103	$1,969,916

Accumulation Units outstanding at beginning of period	32,831	196,872	24,376
Units Issued	191	9,864	3,328
Units Redeemed	(887)	(1,775)	(3,376)

Accumulation Units outstanding at end of period	32,135	204,961	24,328

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	DWS Government Money Market VIP Class A II	DWS Small Mid Cap Growth VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$(3,730)	$(1,749)
Net realized gains (losses)	—	15,110
Change in unrealized gains (losses)	—	18,744

Increase (decrease) in net assets from operations	(3,730)	32,105

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	—	—
Transfers for contract benefits and terminations	(175,849)	(18,948)
Transfers among the sub-accounts and with the Fixed Account - net	69,323	(38,134)

Increase (decrease) in net assets from contract transactions	(106,526)	(57,082)

INCREASE (DECREASE) IN NET ASSETS	(110,256)	(24,977)
NET ASSETS AT BEGINNING OF PERIOD	726,710	301,677

NET ASSETS AT END OF PERIOD	$616,454	$276,700

Accumulation Units outstanding at beginning of period	70,806	9,324
Units Issued	32,345	260
Units Redeemed	(42,671)	(2,019)

Accumulation Units outstanding at end of period	60,480	7,565

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Wilton Reassurance Life Co of New York Variable Annuity Account, formerly known as Intramerica Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Company of New York (“Wilton Re New York” or the “Company”). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company (WRAC) which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation (Wilton Re U.S.). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the Wilton Re Trust). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. (WRL), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. Effective October 1, 2021, WRAC, acquired Intramerica Life Insurance Company (“Intramerica”). The Account was established by Intramerica. On November 1, 2021, Intramerica merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). The Company issued the Scudder Horizon variable annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios (“Fund” or “Funds”) in which they invest:

DWS Capital Growth VIP Class A

DWS Core Equity VIP Class A

DWS CROCI® International VIP Class A

DWS Global Income Builder VIP Class A II

DWS Global Small Cap VIP Class A

DWS Government Money Market VIP Class A II

DWS Small Mid Cap Growth VIP Class A II

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the “Fixed Account” in which the contractholders’ deposits are included in the Company general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded Funds and any corresponding underlying Fund may differ substantially.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Subsequent Events - Subsequent events have been evaluated through April 3, 2023, the date the financial statements were issued, and no subsequent events have been identified.

2.	Portfolio changes

There were no sub-account changes during the year ended December 31, 2022.

The following sub-account change occurred during the year ended December 31, 2021.

Date                        Closed fund manager and/or fund name

October 28, 2021    DWS Bond VIP Class A

3.	Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is a part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2022 and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates and those differences could be material.

4.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:	Assets whose values are based on the following:
(a)	Quoted prices for similar assets in active markets;
(b)	Quoted prices for identical or similar assets in markets that are not active; or
(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:

Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

5.	Expenses

Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 0.40% per annum of the daily net assets of the Account, but reserves the right to increase the charges to 0.70%. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

Contract Administration Charge - The Company deducts administrative expense charges daily at a rate equal to 0.30% per annum of the daily net assets of the Account. The contract administration charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

Records Maintenance Charge - The contract allows the Company to deduct a maximum of $40 at the end of each contract year. However, at this time the Company does not deduct an annual records maintenance charge and bears all maintenance costs. This charge, if deducted, is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6.	Purchases of Investments

The cost of investments purchased during the year ended December 31, 2022 was as follows:

Sub-Account	Purchases
DWS Capital Growth VIP Class A	$1,368,979
DWS Core Equity VIP Class A	511,052
DWS CROCI® International VIP Class A	53,793
DWS Global Income Builder VIP Class A II	484,406
DWS Global Small Cap VIP Class A	294,184
DWS Government Money Market VIP Class A II	115,565
DWS Small Mid Cap Growth VIP Class A II	29,391

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

7.	Financial Highlights

A summary of accumulation units outstanding, accumulation unit values, net assets, net investment income ratios, expense ratios, excluding expenses of the underlying Funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2022.

As discussed in Note 5, the expense ratio represents mortality and expense risk and contract administration expense charges which are assessed as a percentage of daily net assets.

Items in the following table are notated as follows:

*

Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

**

Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***

Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,			For the year ended December 31,
	Accumulation Units (000’s)	Accumulation Unit Value	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	DWS Bond VIP Class A (Fund closed on October 28,2021)
2022	—	$—	$—	—%	—%	—%
2021	—	52.32	—	2.09	0.70	(0.82)
2020	6	52.75	317	2.73	0.70	8.31
2019	6	48.71	306	3.21	0.70	9.86
2018	8	44.34	336	4.39	0.70	(3.34)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,
	Accumulation Units (000’s)	Accumulation Unit Value	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	DWS Bond VIP Class A (Fund closed on October 28,2021)
	DWS Capital Growth VIP Class A
2022	31	$228.76	$7,184	0.09%	0.70%	(31.22	) %
2021	33	332.60	10,977	0.21	0.70	21.92
2020	36	272.80	9,780	0.49	0.70	38.07
2019	40	197.58	7,922	0.43	0.70	36.18
2018	45	145.08	6,456	0.76	0.70	(2.29)
	DWS Core Equity VIP Class A
2022	31	103.89	3,231	0.80	0.70	(16.12)
2021	32	123.85	3,905	0.79	0.70	24.43
2020	36	99.54	3,603	1.34	0.70	15.32
2019	38	86.31	3,267	1.08	0.70	29.39
2018	39	66.70	2,595	1.92	0.70	(6.35)
	DWS CROCI® International VIP Class A
2022	32	50.18	1,584	3.23	0.70	(13.79)
2021	32	58.21	1,871	2.42	0.70	8.48
2020	33	53.66	1,762	3.45	0.70	1.90
2019	37	52.66	1,959	3.09	0.70	20.92
2018	46	43.55	2,023	1.05	0.70	(14.99)
	DWS Global Income Builder VIP Class A II
2022	183	20.42	3,745	2.92	0.70	(15.57)
2021	205	24.19	4,957	2.27	0.70	10.18
2020	197	21.95	4,321	3.14	0.70	7.52
2019	202	20.42	4,118	3.85	0.70	19.35
2018	224	17.11	3,829	3.79	0.70	(8.31)
	DWS Global Small Cap VIP Class A
2022	24	61.07	1,464	0.55	0.70	(24.58)
2021	24	80.97	1,970	0.35	0.70	14.14
2020	24	70.94	1,729	0.79	0.70	16.54
2019	24	60.87	1,491	—	0.70	20.44
2018	26	50.54	1,297	0.28	0.70	(21.06)
	DWS Government Money Market VIP Class A II
2022	67	10.25	682	1.15	0.70	0.61
2021	60	10.19	616	0.01	0.70	(0.69)
2020	71	10.26	727	0.29	0.70	(0.46)
2019	53	10.31	544	1.79	0.70	1.08
2018	49	10.20	500	1.35	0.70	0.68
	DWS Small Mid Cap Growth VIP Class A II
2022	7	26.14	193	—	0.70	(28.52)
2021	8	36.57	277	0.04	0.70	13.05
2020	9	32.35	302	0.04	0.70	29.27
2019	9	25.03	223	—	0.70	21.56
2018	12	20.59	243	—	0.70	(14.19)